Utility Plant and Leases - Schedule of Future Minimum Lease Payments for Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
2015	$ 1,690
2016	1,632
2017	813
2018	591
2019	0
Thereafter	0
Future minimum lease payments due	4,726
Less: amount representing interest	(497)
Total minimum lease payments	$ 4,229